Net income per share and net income attributable to common stockholders (Tables)	12 Months Ended
Dec. 31, 2019
Net income per share and net income attributable to common stockholders
Schedule of computation of the basic and diluted net income (loss) per share

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net income attributable to X Financial	340,275,002	883,111,893	774,276,129	111,217,807
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	261,219,657	286,588,402	313,757,887	313,757,887
Basic net income per share	1.30	3.08	2.47	0.35
Diluted effects of stock options and RSUs	18,491,147	17,395,882	5,989,505	5,989,505
Weighted average number of ordinary shares used in computing diluted EPS	279,710,804	303,984,284	319,747,392	319,747,392
Diluted net income per share	1.22	2.91	2.42	0.35

Schedule of instruments not included in the computation of diluted income (loss) per share

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
Stock options	7,857,000	56,926,054	52,405,826
Restricted stocks units	—	—	3,689,400